Pension and Postretirement Benefit Plans (Components of net periodic benefit cost and other information) (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	$ 13,895	$ 14,013
Other items to reconcile to fair value of plan assets	(6)	(232)
Fair value of plan assets	13,889	13,781	12,102
United States Qualified and Non-qualified Pension Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	4,182	4,474
United States Qualified and Non-qualified Pension Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	6,062	5,946
United States Qualified and Non-qualified Pension Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	3,651	3,593	3,203
United States Qualified and Non-qualified Pension Benefits | Equities
Benefit Plan Information
Total, before other items to reconcile	3,538	3,899
United States Qualified and Non-qualified Pension Benefits | Equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	2,919	2,994
United States Qualified and Non-qualified Pension Benefits | Equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	155	422
United States Qualified and Non-qualified Pension Benefits | Equities | Level 3
Benefit Plan Information
Total, before other items to reconcile	464	483	442
United States Qualified and Non-qualified Pension Benefits | U.S. equities
Benefit Plan Information
Total, before other items to reconcile	1,601	1,678
United States Qualified and Non-qualified Pension Benefits | U.S. equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,595	1,662
United States Qualified and Non-qualified Pension Benefits | U.S. equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	3	11
United States Qualified and Non-qualified Pension Benefits | U.S. equities | Level 3
Benefit Plan Information
Total, before other items to reconcile	3	5
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities
Benefit Plan Information
Total, before other items to reconcile	1,325	1,332
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,324	1,332
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	1	0
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Derivatives
Benefit Plan Information
Total, before other items to reconcile	0	5
United States Qualified and Non-qualified Pension Benefits | Derivatives | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Derivatives | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	5
United States Qualified and Non-qualified Pension Benefits | Derivatives | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | EAFE index funds
Benefit Plan Information
Total, before other items to reconcile	0	250
United States Qualified and Non-qualified Pension Benefits | EAFE index funds | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | EAFE index funds | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	250
United States Qualified and Non-qualified Pension Benefits | EAFE index funds | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Index funds
Benefit Plan Information
Total, before other items to reconcile	152	157
United States Qualified and Non-qualified Pension Benefits | Index funds | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Index funds | Level 2
Benefit Plan Information
Total, before other items to reconcile	151	156
United States Qualified and Non-qualified Pension Benefits | Index funds | Level 3
Benefit Plan Information
Total, before other items to reconcile	1	1
United States Qualified and Non-qualified Pension Benefits | Long/short equity
Benefit Plan Information
Total, before other items to reconcile	460	477
United States Qualified and Non-qualified Pension Benefits | Long/short equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Long/short equity | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Long/short equity | Level 3
Benefit Plan Information
Total, before other items to reconcile	460	477
United States Qualified and Non-qualified Pension Benefits | Fixed income
Benefit Plan Information
Total, before other items to reconcile	4,670	4,088
United States Qualified and Non-qualified Pension Benefits | Fixed income | Level 1
Benefit Plan Information
Total, before other items to reconcile	941	1,044
United States Qualified and Non-qualified Pension Benefits | Fixed income | Level 2
Benefit Plan Information
Total, before other items to reconcile	3,727	3,042
United States Qualified and Non-qualified Pension Benefits | Fixed income | Level 3
Benefit Plan Information
Total, before other items to reconcile	2	2	74
United States Qualified and Non-qualified Pension Benefits | U.S. government securities
Benefit Plan Information
Total, before other items to reconcile	1,509	1,640
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	908	844
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	601	796
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities
Benefit Plan Information
Total, before other items to reconcile	4	4
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	4
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	4	0
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds
Benefit Plan Information
Total, before other items to reconcile	2,060	1,445
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 1
Benefit Plan Information
Total, before other items to reconcile	14	196
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 2
Benefit Plan Information
Total, before other items to reconcile	2,046	1,249
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds
Benefit Plan Information
Total, before other items to reconcile	412	286
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds | Level 2
Benefit Plan Information
Total, before other items to reconcile	412	286
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Non-U.S. government securities
Benefit Plan Information
Total, before other items to reconcile	336	378
United States Qualified and Non-qualified Pension Benefits | Non-U.S. government securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	20	0
United States Qualified and Non-qualified Pension Benefits | Non-U.S. government securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	316	378
United States Qualified and Non-qualified Pension Benefits | Non-U.S. government securities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Asset-backed securities
Benefit Plan Information
Total, before other items to reconcile	26	21
United States Qualified and Non-qualified Pension Benefits | Asset-backed securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Asset-backed securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	26	21
United States Qualified and Non-qualified Pension Benefits | Asset-backed securities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Collateralized mortgage obligations
Benefit Plan Information
Total, before other items to reconcile	28	43
United States Qualified and Non-qualified Pension Benefits | Collateralized mortgage obligations | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Collateralized mortgage obligations | Level 2
Benefit Plan Information
Total, before other items to reconcile	28	43
United States Qualified and Non-qualified Pension Benefits | Collateralized mortgage obligations | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Other securities
Benefit Plan Information
Total, before other items to reconcile	37	29
United States Qualified and Non-qualified Pension Benefits | Other securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Other securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	37	29
United States Qualified and Non-qualified Pension Benefits | Other securities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Private placements
Benefit Plan Information
Total, before other items to reconcile	253	166
United States Qualified and Non-qualified Pension Benefits | Private placements | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Private placements | Level 2
Benefit Plan Information
Total, before other items to reconcile	251	164
United States Qualified and Non-qualified Pension Benefits | Private placements | Level 3
Benefit Plan Information
Total, before other items to reconcile	2	2
United States Qualified and Non-qualified Pension Benefits | Derivative instruments
Benefit Plan Information
Total, before other items to reconcile	5	76
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 1
Benefit Plan Information
Total, before other items to reconcile	(1)	0
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 2
Benefit Plan Information
Total, before other items to reconcile	6	76
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Private equity
Benefit Plan Information
Total, before other items to reconcile	2,448	2,143
United States Qualified and Non-qualified Pension Benefits | Private equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	21	7
United States Qualified and Non-qualified Pension Benefits | Private equity | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Private equity | Level 3
Benefit Plan Information
Total, before other items to reconcile	2,427	2,136	2,062
United States Qualified and Non-qualified Pension Benefits | Buyouts
Benefit Plan Information
Total, before other items to reconcile	737	662
United States Qualified and Non-qualified Pension Benefits | Buyouts | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Buyouts | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Buyouts | Level 3
Benefit Plan Information
Total, before other items to reconcile	737	662
United States Qualified and Non-qualified Pension Benefits | Derivative instruments
Benefit Plan Information
Total, before other items to reconcile	(97)	(51)
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 3
Benefit Plan Information
Total, before other items to reconcile	(97)	(51)
United States Qualified and Non-qualified Pension Benefits | Direct investments
Benefit Plan Information
Total, before other items to reconcile	467	129
United States Qualified and Non-qualified Pension Benefits | Direct investments | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Direct investments | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Direct investments | Level 3
Benefit Plan Information
Total, before other items to reconcile	467	129
United States Qualified and Non-qualified Pension Benefits | Distressed debt
Benefit Plan Information
Total, before other items to reconcile	211	301
United States Qualified and Non-qualified Pension Benefits | Distressed debt | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Distressed debt | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Distressed debt | Level 3
Benefit Plan Information
Total, before other items to reconcile	211	301
United States Qualified and Non-qualified Pension Benefits | Growth equity
Benefit Plan Information
Total, before other items to reconcile	191	91
United States Qualified and Non-qualified Pension Benefits | Growth equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	21	7
United States Qualified and Non-qualified Pension Benefits | Growth equity | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Growth equity | Level 3
Benefit Plan Information
Total, before other items to reconcile	170	84
United States Qualified and Non-qualified Pension Benefits | Mezzanine
Benefit Plan Information
Total, before other items to reconcile	83	82
United States Qualified and Non-qualified Pension Benefits | Mezzanine | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Mezzanine | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Mezzanine | Level 3
Benefit Plan Information
Total, before other items to reconcile	83	82
United States Qualified and Non-qualified Pension Benefits | Real estate
Benefit Plan Information
Total, before other items to reconcile	156	136
United States Qualified and Non-qualified Pension Benefits | Real estate | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Real estate | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Real estate | Level 3
Benefit Plan Information
Total, before other items to reconcile	156	136
United States Qualified and Non-qualified Pension Benefits | Secondary
Benefit Plan Information
Total, before other items to reconcile	152	166
United States Qualified and Non-qualified Pension Benefits | Secondary | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Secondary | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Secondary | Level 3
Benefit Plan Information
Total, before other items to reconcile	152	166
United States Qualified and Non-qualified Pension Benefits | Venture capital
Benefit Plan Information
Total, before other items to reconcile	548	627
United States Qualified and Non-qualified Pension Benefits | Venture capital | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Venture capital | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Venture capital | Level 3
Benefit Plan Information
Total, before other items to reconcile	548	627
United States Qualified and Non-qualified Pension Benefits | Absolute return
Benefit Plan Information
Total, before other items to reconcile	1,833	1,698
United States Qualified and Non-qualified Pension Benefits | Absolute return | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	1,075	833
United States Qualified and Non-qualified Pension Benefits | Absolute return | Level 3
Benefit Plan Information
Total, before other items to reconcile	758	865	520
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds
Benefit Plan Information
Total, before other items to reconcile	197	1,497
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds | Level 2
Benefit Plan Information
Total, before other items to reconcile	176	833
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds | Level 3
Benefit Plan Information
Total, before other items to reconcile	21	664
United States Qualified and Non-qualified Pension Benefits | Bank loan and other fixed income funds
Benefit Plan Information
Total, before other items to reconcile	1,636	201
United States Qualified and Non-qualified Pension Benefits | Bank loan and other fixed income funds | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Bank loan and other fixed income funds | Level 2
Benefit Plan Information
Total, before other items to reconcile	899	0
United States Qualified and Non-qualified Pension Benefits | Bank loan and other fixed income funds | Level 3
Benefit Plan Information
Total, before other items to reconcile	737	201
United States Qualified and Non-qualified Pension Benefits | Commodities
Benefit Plan Information
Total, before other items to reconcile	88	209
United States Qualified and Non-qualified Pension Benefits | Commodities | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
United States Qualified and Non-qualified Pension Benefits | Commodities | Level 2
Benefit Plan Information
Total, before other items to reconcile	88	102
United States Qualified and Non-qualified Pension Benefits | Commodities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	107	105
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents
Benefit Plan Information
Total, before other items to reconcile	1,318	1,976
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 1
Benefit Plan Information
Total, before other items to reconcile	301	429
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 2
Benefit Plan Information
Total, before other items to reconcile	1,017	1,547
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	5,757	5,244
Other items to reconcile to fair value of plan assets	1	(22)
Fair value of plan assets	5,758	5,222	4,643
International Qualified and Non-qualified Pension Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,750	1,865
International Qualified and Non-qualified Pension Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	3,340	2,782
International Qualified and Non-qualified Pension Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	667	597	481
International Qualified and Non-qualified Pension Benefits | Equities
Benefit Plan Information
Total, before other items to reconcile	2,282	1,721
International Qualified and Non-qualified Pension Benefits | Equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,405	1,184
International Qualified and Non-qualified Pension Benefits | Equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	872	532
International Qualified and Non-qualified Pension Benefits | Equities | Level 3
Benefit Plan Information
Total, before other items to reconcile	5	5	5
International Qualified and Non-qualified Pension Benefits | Growth equities
Benefit Plan Information
Total, before other items to reconcile	923	761
International Qualified and Non-qualified Pension Benefits | Growth equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	733	628
International Qualified and Non-qualified Pension Benefits | Growth equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	190	133
International Qualified and Non-qualified Pension Benefits | Growth equities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
International Qualified and Non-qualified Pension Benefits | Value equities
Benefit Plan Information
Total, before other items to reconcile	667	491
International Qualified and Non-qualified Pension Benefits | Value equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	653	468
International Qualified and Non-qualified Pension Benefits | Value equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	14	23
International Qualified and Non-qualified Pension Benefits | Value equities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
International Qualified and Non-qualified Pension Benefits | Core equities
Benefit Plan Information
Total, before other items to reconcile	692	469
International Qualified and Non-qualified Pension Benefits | Core equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	19	88
International Qualified and Non-qualified Pension Benefits | Core equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	668	376
International Qualified and Non-qualified Pension Benefits | Core equities | Level 3
Benefit Plan Information
Total, before other items to reconcile	5	5
International Qualified and Non-qualified Pension Benefits | Fixed income
Benefit Plan Information
Total, before other items to reconcile	2,565	2,571
International Qualified and Non-qualified Pension Benefits | Fixed income | Level 1
Benefit Plan Information
Total, before other items to reconcile	228	467
International Qualified and Non-qualified Pension Benefits | Fixed income | Level 2
Benefit Plan Information
Total, before other items to reconcile	2,300	2,068
International Qualified and Non-qualified Pension Benefits | Fixed income | Level 3
Benefit Plan Information
Total, before other items to reconcile	37	36	39
International Qualified and Non-qualified Pension Benefits | Domestic government debt
Benefit Plan Information
Total, before other items to reconcile	741	991
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 1
Benefit Plan Information
Total, before other items to reconcile	199	297
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 2
Benefit Plan Information
Total, before other items to reconcile	539	694
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 3
Benefit Plan Information
Total, before other items to reconcile	3	0
International Qualified and Non-qualified Pension Benefits | Foreign government debt
Benefit Plan Information
Total, before other items to reconcile	686	617
International Qualified and Non-qualified Pension Benefits | Foreign government debt | Level 1
Benefit Plan Information
Total, before other items to reconcile	28	170
International Qualified and Non-qualified Pension Benefits | Foreign government debt | Level 2
Benefit Plan Information
Total, before other items to reconcile	657	445
International Qualified and Non-qualified Pension Benefits | Foreign government debt | Level 3
Benefit Plan Information
Total, before other items to reconcile	1	2
International Qualified and Non-qualified Pension Benefits | Corporate debt securities
Benefit Plan Information
Total, before other items to reconcile	659	648
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	1	0
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	638	630
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 3
Benefit Plan Information
Total, before other items to reconcile	20	18
International Qualified and Non-qualified Pension Benefits | Mortgage backed debt
Benefit Plan Information
Total, before other items to reconcile	75	31
International Qualified and Non-qualified Pension Benefits | Mortgage backed debt | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
International Qualified and Non-qualified Pension Benefits | Mortgage backed debt | Level 2
Benefit Plan Information
Total, before other items to reconcile	75	31
International Qualified and Non-qualified Pension Benefits | Mortgage backed debt | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
International Qualified and Non-qualified Pension Benefits | Other - debt obligations
Benefit Plan Information
Total, before other items to reconcile	404	284
International Qualified and Non-qualified Pension Benefits | Other - debt obligations | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
International Qualified and Non-qualified Pension Benefits | Other - debt obligations | Level 2
Benefit Plan Information
Total, before other items to reconcile	391	268
International Qualified and Non-qualified Pension Benefits | Other - debt obligations | Level 3
Benefit Plan Information
Total, before other items to reconcile	13	16
International Qualified and Non-qualified Pension Benefits | Private equity
Benefit Plan Information
Total, before other items to reconcile	165	116
International Qualified and Non-qualified Pension Benefits | Private equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	3	3
International Qualified and Non-qualified Pension Benefits | Private equity | Level 2
Benefit Plan Information
Total, before other items to reconcile	87	42
International Qualified and Non-qualified Pension Benefits | Private equity | Level 3
Benefit Plan Information
Total, before other items to reconcile	75	71	67
International Qualified and Non-qualified Pension Benefits | Private equity funds
Benefit Plan Information
Total, before other items to reconcile	22	22
International Qualified and Non-qualified Pension Benefits | Private equity funds | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
International Qualified and Non-qualified Pension Benefits | Private equity funds | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
International Qualified and Non-qualified Pension Benefits | Private equity funds | Level 3
Benefit Plan Information
Total, before other items to reconcile	22	22
International Qualified and Non-qualified Pension Benefits | Real estate
Benefit Plan Information
Total, before other items to reconcile	143	94
International Qualified and Non-qualified Pension Benefits | Real estate | Level 1
Benefit Plan Information
Total, before other items to reconcile	3	3
International Qualified and Non-qualified Pension Benefits | Real estate | Level 2
Benefit Plan Information
Total, before other items to reconcile	87	42
International Qualified and Non-qualified Pension Benefits | Real estate | Level 3
Benefit Plan Information
Total, before other items to reconcile	53	49
International Qualified and Non-qualified Pension Benefits | Absolute return
Benefit Plan Information
Total, before other items to reconcile	619	604
International Qualified and Non-qualified Pension Benefits | Absolute return | Level 1
Benefit Plan Information
Total, before other items to reconcile	2	0
International Qualified and Non-qualified Pension Benefits | Absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	67	119
International Qualified and Non-qualified Pension Benefits | Absolute return | Level 3
Benefit Plan Information
Total, before other items to reconcile	550	485	370
International Qualified and Non-qualified Pension Benefits | Hedge funds
Benefit Plan Information
Total, before other items to reconcile	118	125
International Qualified and Non-qualified Pension Benefits | Hedge funds | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
International Qualified and Non-qualified Pension Benefits | Hedge funds | Level 2
Benefit Plan Information
Total, before other items to reconcile	62	75
International Qualified and Non-qualified Pension Benefits | Hedge funds | Level 3
Benefit Plan Information
Total, before other items to reconcile	56	50
International Qualified and Non-qualified Pension Benefits | Insurance
Benefit Plan Information
Total, before other items to reconcile	492	433
International Qualified and Non-qualified Pension Benefits | Insurance | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
International Qualified and Non-qualified Pension Benefits | Insurance | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
International Qualified and Non-qualified Pension Benefits | Insurance | Level 3
Benefit Plan Information
Total, before other items to reconcile	492	433
International Qualified and Non-qualified Pension Benefits | Derivatives - absolute return
Benefit Plan Information
Total, before other items to reconcile	5	20
International Qualified and Non-qualified Pension Benefits | Derivatives - absolute return | Level 1
Benefit Plan Information
Total, before other items to reconcile	2	0
International Qualified and Non-qualified Pension Benefits | Derivatives - absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	3	20
International Qualified and Non-qualified Pension Benefits | Derivatives - absolute return | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
International Qualified and Non-qualified Pension Benefits | Other - absolute return
Benefit Plan Information
Total, before other items to reconcile	4	26
International Qualified and Non-qualified Pension Benefits | Other - absolute return | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
International Qualified and Non-qualified Pension Benefits | Other - absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	2	24
International Qualified and Non-qualified Pension Benefits | Other - absolute return | Level 3
Benefit Plan Information
Total, before other items to reconcile	2	2
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents
Benefit Plan Information
Total, before other items to reconcile	126	232
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 1
Benefit Plan Information
Total, before other items to reconcile	112	211
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 2
Benefit Plan Information
Total, before other items to reconcile	14	21
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits
Benefit Plan Information
Total, before other items to reconcile	1,394	1,329
Other items to reconcile to fair value of plan assets	11	(8)
Fair value of plan assets	1,405	1,321	1,209
Postretirement Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	709	640
Postretirement Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	482	471
Postretirement Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	203	218	224
Postretirement Benefits | Equities
Benefit Plan Information
Total, before other items to reconcile	670	586
Postretirement Benefits | Equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	610	520
Postretirement Benefits | Equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	44	50
Postretirement Benefits | Equities | Level 3
Benefit Plan Information
Total, before other items to reconcile	16	16	14
Postretirement Benefits | U.S. equities
Benefit Plan Information
Total, before other items to reconcile	552	466
Postretirement Benefits | U.S. equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	552	466
Postretirement Benefits | U.S. equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | U.S. equities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Non-U.S. equities
Benefit Plan Information
Total, before other items to reconcile	58	54
Postretirement Benefits | Non-U.S. equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	58	54
Postretirement Benefits | Non-U.S. equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Non-U.S. equities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | EAFE index funds
Benefit Plan Information
Total, before other items to reconcile	0	8
Postretirement Benefits | EAFE index funds | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | EAFE index funds | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	8
Postretirement Benefits | EAFE index funds | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Index funds
Benefit Plan Information
Total, before other items to reconcile	44	42
Postretirement Benefits | Index funds | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Index funds | Level 2
Benefit Plan Information
Total, before other items to reconcile	44	42
Postretirement Benefits | Index funds | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Long/short equity
Benefit Plan Information
Total, before other items to reconcile	16	16
Postretirement Benefits | Long/short equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Long/short equity | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Long/short equity | Level 3
Benefit Plan Information
Total, before other items to reconcile	16	16
Postretirement Benefits | Fixed income
Benefit Plan Information
Total, before other items to reconcile	427	410
Postretirement Benefits | Fixed income | Level 1
Benefit Plan Information
Total, before other items to reconcile	63	69
Postretirement Benefits | Fixed income | Level 2
Benefit Plan Information
Total, before other items to reconcile	364	341
Postretirement Benefits | Fixed income | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0	2
Postretirement Benefits | U.S. government securities
Benefit Plan Information
Total, before other items to reconcile	264	280
Postretirement Benefits | U.S. government securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	62	63
Postretirement Benefits | U.S. government securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	202	217
Postretirement Benefits | U.S. government securities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | U.S. corporate bonds
Benefit Plan Information
Total, before other items to reconcile	96	74
Postretirement Benefits | U.S. corporate bonds | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	6
Postretirement Benefits | U.S. corporate bonds | Level 2
Benefit Plan Information
Total, before other items to reconcile	96	68
Postretirement Benefits | U.S. corporate bonds | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Non-U.S. corporate bonds
Benefit Plan Information
Total, before other items to reconcile	21	16
Postretirement Benefits | Non-U.S. corporate bonds | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Non-U.S. corporate bonds | Level 2
Benefit Plan Information
Total, before other items to reconcile	21	16
Postretirement Benefits | Non-U.S. corporate bonds | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Non-U.S. government securities
Benefit Plan Information
Total, before other items to reconcile	15	16
Postretirement Benefits | Non-U.S. government securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	1	0
Postretirement Benefits | Non-U.S. government securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	14	16
Postretirement Benefits | Non-U.S. government securities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Asset-backed securities
Benefit Plan Information
Total, before other items to reconcile	9	6
Postretirement Benefits | Asset-backed securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Asset-backed securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	9	6
Postretirement Benefits | Asset-backed securities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Collateralized mortgage obligations
Benefit Plan Information
Total, before other items to reconcile	5	4
Postretirement Benefits | Collateralized mortgage obligations | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Collateralized mortgage obligations | Level 2
Benefit Plan Information
Total, before other items to reconcile	5	4
Postretirement Benefits | Collateralized mortgage obligations | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Other securities
Benefit Plan Information
Total, before other items to reconcile	1	1
Postretirement Benefits | Other securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Other securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	1	1
Postretirement Benefits | Other securities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Private placements
Benefit Plan Information
Total, before other items to reconcile	16	11
Postretirement Benefits | Private placements | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Private placements | Level 2
Benefit Plan Information
Total, before other items to reconcile	16	11
Postretirement Benefits | Private placements | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Derivative instruments
Benefit Plan Information
Total, before other items to reconcile	0	2
Postretirement Benefits | Derivative instruments | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Derivative instruments | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	2
Postretirement Benefits | Derivative instruments | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Private equity
Benefit Plan Information
Total, before other items to reconcile	162	170
Postretirement Benefits | Private equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	1	0
Postretirement Benefits | Private equity | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Private equity | Level 3
Benefit Plan Information
Total, before other items to reconcile	161	170	187
Postretirement Benefits | Buyouts
Benefit Plan Information
Total, before other items to reconcile	58	51
Postretirement Benefits | Buyouts | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Buyouts | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Buyouts | Level 3
Benefit Plan Information
Total, before other items to reconcile	58	51
Postretirement Benefits | Derivative instruments
Benefit Plan Information
Total, before other items to reconcile	(3)	(2)
Postretirement Benefits | Derivative instruments | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Derivative instruments | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Derivative instruments | Level 3
Benefit Plan Information
Total, before other items to reconcile	(3)	(2)
Postretirement Benefits | Direct investments
Benefit Plan Information
Total, before other items to reconcile	16	4
Postretirement Benefits | Direct investments | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Direct investments | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Direct investments | Level 3
Benefit Plan Information
Total, before other items to reconcile	16	4
Postretirement Benefits | Distressed debt
Benefit Plan Information
Total, before other items to reconcile	7	11
Postretirement Benefits | Distressed debt | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Distressed debt | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Distressed debt | Level 3
Benefit Plan Information
Total, before other items to reconcile	7	11
Postretirement Benefits | Growth equity
Benefit Plan Information
Total, before other items to reconcile	7	3
Postretirement Benefits | Growth equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	1	0
Postretirement Benefits | Growth equity | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Growth equity | Level 3
Benefit Plan Information
Total, before other items to reconcile	6	3
Postretirement Benefits | Mezzanine
Benefit Plan Information
Total, before other items to reconcile	3	3
Postretirement Benefits | Mezzanine | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Mezzanine | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Mezzanine | Level 3
Benefit Plan Information
Total, before other items to reconcile	3	3
Postretirement Benefits | Real estate
Benefit Plan Information
Total, before other items to reconcile	5	4
Postretirement Benefits | Real estate | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Real estate | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Real estate | Level 3
Benefit Plan Information
Total, before other items to reconcile	5	4
Postretirement Benefits | Secondary
Benefit Plan Information
Total, before other items to reconcile	5	5
Postretirement Benefits | Secondary | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Secondary | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Secondary | Level 3
Benefit Plan Information
Total, before other items to reconcile	5	5
Postretirement Benefits | Venture capital
Benefit Plan Information
Total, before other items to reconcile	64	91
Postretirement Benefits | Venture capital | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Venture capital | Level 2
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Venture capital | Level 3
Benefit Plan Information
Total, before other items to reconcile	64	91
Postretirement Benefits | Absolute return
Benefit Plan Information
Total, before other items to reconcile	63	55
Postretirement Benefits | Absolute return | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	37	27
Postretirement Benefits | Absolute return | Level 3
Benefit Plan Information
Total, before other items to reconcile	26	28	17
Postretirement Benefits | Hedge funds and hedge fund of funds
Benefit Plan Information
Total, before other items to reconcile	7	48
Postretirement Benefits | Hedge funds and hedge fund of funds | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Hedge funds and hedge fund of funds | Level 2
Benefit Plan Information
Total, before other items to reconcile	6	27
Postretirement Benefits | Hedge funds and hedge fund of funds | Level 3
Benefit Plan Information
Total, before other items to reconcile	1	21
Postretirement Benefits | Bank loan and other fixed income funds
Benefit Plan Information
Total, before other items to reconcile	56	7
Postretirement Benefits | Bank loan and other fixed income funds | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Bank loan and other fixed income funds | Level 2
Benefit Plan Information
Total, before other items to reconcile	31	0
Postretirement Benefits | Bank loan and other fixed income funds | Level 3
Benefit Plan Information
Total, before other items to reconcile	25	7
Postretirement Benefits | Commodities
Benefit Plan Information
Total, before other items to reconcile	3	7
Postretirement Benefits | Commodities | Level 1
Benefit Plan Information
Total, before other items to reconcile	0	0
Postretirement Benefits | Commodities | Level 2
Benefit Plan Information
Total, before other items to reconcile	3	3
Postretirement Benefits | Commodities | Level 3
Benefit Plan Information
Total, before other items to reconcile	0	4	4
Postretirement Benefits | Cash and Cash Equivalents
Benefit Plan Information
Total, before other items to reconcile	69	101
Postretirement Benefits | Cash and Cash Equivalents | Level 1
Benefit Plan Information
Total, before other items to reconcile	35	51
Postretirement Benefits | Cash and Cash Equivalents | Level 2
Benefit Plan Information
Total, before other items to reconcile	34	50
Postretirement Benefits | Cash and Cash Equivalents | Level 3
Benefit Plan Information
Total, before other items to reconcile	$ 0	$ 0